FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: 	December 31, 2004


Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):	[  ] is a restaurant.

					[  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		JHC Capital Management, LLC
Address:	8 Sound Shore Drive, Suite 215
		Greenwich, CT 06830

13F File Number:	n/a


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Megan Butler

Title:		Chief Operating Officer

Phone:		203-661-3574

Signature, Place, and Date of Signing:

Megan Butler	Greenwich, CT	February 8, 2005


Report Type (Check only One):

[X] 13F HOLDINGS REPORT

[  ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	______NONE__________


Form 13F Information Table Entry Total:	______57______________


Form 13F Information Table Value Total:	______$38,209__________
						           (thousands)






List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No	13F File Number	Name

NONE



Name of Issuer
Title
of
Class
Cusip
Value
Shares
Investment
Discretion
Sole Voting
Authority














The SCO Group
COM
78403A106
   2,053
   484,297
Sole
   484,297
Cybersource
COM
23251J106
   1,986
   277,808
Sole
   277,808
ValueClick Inc
COM
92045N102
   1,466
   110,000
Sole
   110,000
Register.com
COM
75914g101
   1,306
   205,800
Sole
   205,800
S1 Corporation
COM
78463B101
   1,223
   135,000
Sole
   135,000
Jacada Ltd
COM
M6184R101
   1,129
   484,430
Sole
   484,430
Arris Group
COM
04269Q100
   1,126
   160,000
Sole
   160,000
Internet Capital Group
COM
46059c205
   1,080
   120,000
Sole
   120,000
Eclipsys Corp
COM
278856109
   1,021
    50,000
Sole
    50,000
infoUSA
COM
456818301
   1,007
    90,000
Sole
    90,000
Scientific-Atlanta
COM
808655104
     990
    30,000
Sole
    30,000
Mobius Management
COM
606925105
     919
   126,783
Sole
   126,783
Verity
COM
92343C106
     918
    70,000
Sole
    70,000
Neoforma Inc
COM
640475505
     876
   114,000
Sole
   114,000
Doubleclick, Inc
COM
258609304
     874
   122,600
Sole
   122,600
Autobytel
COM
05275N106
     845
   140,000
Sole
   140,000
Open Text Corp
COM
683715106
     802
    40,000
Sole
    40,000
The Ultimate Software
COM
90385D107
     760
    60,000
Sole
    60,000
Indus Intl
COM
45578L100
     748
   350,000
Sole
   350,000
SupportSoft, Inc
COM
868587106
     731
   109,900
Sole
   109,900
On Track Innovations
COM
M8791A109
     667
    50,000
Sole
    50,000
iPASS, Inc
COM
46261V108
     666
    90,000
Sole
    90,000
The TriZetto Group
COM
896882107
     665
    70,000
Sole
    70,000
Ascential Software
COM
04362P207
     652
    40,000
Sole
    40,000
PC-Tel Inc
COM
69325Q105
     634
    80,000
Sole
    80,000
Electronic Clearing
COM
285562500
     628
    70,000
Sole
    70,000
Intevac Inc
COM
461148108
     604
    80,000
Sole
    80,000
Pegasystems
COM
705573103
     597
    70,000
Sole
    70,000
WebMD Corporation
COM
94769M105
     571
    70,000
Sole
    70,000
Embarcadero Tech
COM
290787100
     564
    60,000
Sole
    60,000
Bindview Development
COM
090327107
     544
   125,100
Sole
   125,100
Findwhat.com
COM
317794105
     531
    30,000
Sole
    30,000
NIC Inc
COM
62914B100
     508
   100,000
Sole
   100,000
Rainmaker Systems
COM
750875106
     496
   400,000
Sole
   400,000
Transaction Sys Arch
COM
893416107
     496
    25,000
Sole
    25,000
Aspen Technology
COM
045327103
     465
    75,000
Sole
    75,000
Openwave Systems
COM
683718308
     463
    30,000
Sole
    30,000
Power-One Inc
COM
739308104
     446
    50,000
Sole
    50,000
Stellent Inc
COM
85856W105
     441
    50,000
Sole
    50,000
24/7 Real Media Inc
COM
901314203
     433
   100,000
Sole
   100,000
UCN Inc.
COM
902636109
     431
   141,500
Sole
   141,500
SS&C Technologies
COM
85227Q100
     413
    20,000
Sole
    20,000
Westell Technologies
COM
957541105
     408
    60,000
Sole
    60,000
eCOST.com, Inc
COM
901314203
     399
    25,000
Sole
    25,000
Hollywood Media Corp
COM
436233100
     388
    80,000
Sole
    80,000
Ultratech Inc
COM
904034105
     377
    20,000
Sole
    20,000
webMethods Inc
COM
94768C108
     360
    50,000
Sole
    50,000
Tyler Technologies
COM
902252105
     334
    40,000
Sole
    40,000
Informatica Corp
COM
45666Q102
     324
    40,000
Sole
    40,000
Microvision Inc
COM
594960106
     280
    40,000
Sole
    40,000
Digital Impact
COM
25385G106
     248
   146,175
Sole
   146,175
iBasis, Inc.
COM
450732102
     246
   100,000
Sole
   100,000
Cray, Inc
COM
225223106
     233
    50,000
Sole
    50,000
Broadwing Corp
COM
11161E101
     227
    25,000
Sole
    25,000
American Science
COM
029429107
     206
     5,000
Sole
     5,000
PacificNet Inc
COM
69511V207
     203
    20,000
Sole
    20,000
Digital Theater
COM
25389G102
     201
    10,000
Sole
    10,000